Selected Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information
The following is a summary of unaudited quarterly results of operations for the years ended December 31, 2014 and 2013 including the impact of the immaterial error correction adjustments discussed above (amounts in thousands):

	As of March 31, 2014			As of June 30, 2014			As of September 30, 2014
	Previously reported	Correction	As adjusted	Previously reported	Correction	As adjusted	Previously reported	Correction	As adjusted
Deferred income tax liability	$158,104	981	159,085	166,665	3,209	169,874	160,799	5,806	166,605
Total liabilities	$1,550,989	981	1,551,970	1,595,683	3,209	1,598,892	1,556,394	5,806	1,562,200
Retained deficit	$(127,183)	(981)	(128,164)	(119,035)	(3,209)	(122,244)	(107,959)	(5,806)	(113,765)
Total GCI, Inc. stockholder's equity	$161,380	(981)	160,399	171,748	(3,209)	168,539	185,150	(5,806)	179,344
Total stockholders' equity	$458,811	(981)	457,830	465,461	(3,209)	462,252	482,295	(5,806)	476,489

	First Quarter			Second Quarter			Third Quarter			Fourth Quarter
2014	Previously reported	Correction	As adjusted	Previously reported	Correction	As adjusted	Previously reported	Correction	As adjusted
Total revenues	$216,283	—	216,283	224,399	—	224,399	240,725	—	240,725	228,791
Operating income	$30,265	—	30,265	38,414	—	38,414	49,336	—	49,336	25,547
Income tax expense	$(215)	(981)	(1,196)	(127)	(2,228)	(2,355)	(2,481)	(2,597)	(5,078)	(1,400)
Net income	$11,742	(981)	10,761	19,068	(2,228)	16,840	28,444	(2,597)	25,847	5,796
Net income (loss) attributable to GCI, Inc.	$2,121	(981)	1,140	8,155	(2,228)	5,927	12,512	(2,597)	9,915	(9,425)

2013	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Total revenues	$186,216	189,661	217,943	217,828
Operating income	$23,060	25,695	38,684	25,423
Net income (loss) attributable to GCI, Inc.	$3,244	4,180	8,905	(6,923)